Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares		Value
Common Stocks– 95.3%
Aerospace & Defense – 0.6%
Thales SA	107,340	$9,831,383
Airlines – 1.5%
International Consolidated Airlines Group SA*	11,510,396	25,186,828
Automobiles – 1.9%
Toyota Motor Corp	401,100	30,760,398
Banks – 5.4%
HDFC Bank Ltd*	1,976,041	38,926,630
Itau Unibanco Holding SA (ADR)	2,308,743	14,060,245
UniCredit SpA*	3,740,674	34,611,160
		87,598,035
Beverages – 3.4%
Asahi Group Holdings Ltd	445,000	18,344,855
Carlsberg A/S	135,514	21,728,920
Pernod Ricard SA	76,910	14,740,852
		54,814,627
Biotechnology – 1.7%
Grifols SA (ADR)	1,522,742	28,079,362
Chemicals – 4.9%
Akzo Nobel NV	245,237	26,339,806
Koninklijke DSM NV	151,006	26,009,863
Shin-Etsu Chemical Co Ltd	157,100	27,506,482
		79,856,151
Construction Materials – 1.1%
Anhui Conch Cement Co Ltd	2,876,000	18,017,975
Consumer Finance – 1.9%
Nexi SpA (144A)*	1,553,505	30,856,400
Diversified Consumer Services – 1.9%
Afya Ltd*	248,565	6,288,695
New Oriental Education & Technology Group Inc (ADR)*	131,366	24,409,116
		30,697,811
Diversified Telecommunication Services – 4.4%
Cellnex Telecom SA (144A)*	536,689	32,215,571
Telecom Italia SpA/Milano	85,265,655	39,262,138
		71,477,709
Electric Utilities – 1.3%
EDP - Energias de Portugal SA	3,337,193	21,026,515
Electronic Equipment, Instruments & Components – 2.4%
Largan Precision Co Ltd	142,000	16,088,176
TDK Corp	154,300	23,276,269
		39,364,445
Energy Equipment & Services – 0.6%
SBM Offshore NV	527,420	9,993,442
Entertainment – 4.3%
Netflix Inc*	28,229	15,264,267
Nintendo Co Ltd	35,900	22,914,321
Vivendi SA	973,437	31,387,947
		69,566,535
Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	568,067	16,040,258
Food Products – 0.9%
Uni-President Enterprises Corp	6,150,000	14,802,412
Hotels, Restaurants & Leisure – 1.8%
Sands China Ltd	5,432,800	23,881,276
Yum China Holdings Inc	99,066	5,698,869
		29,580,145
Household Durables – 3.4%
Midea Group Co Ltd	1,514,802	22,973,800
Sony Corp	316,500	31,826,699
		54,800,499
Information Technology Services – 2.4%
Mastercard Inc	43,999	15,705,003
Network International Holdings PLC (144A)*	1,897,986	8,473,758
PayPal Holdings Inc*	66,188	15,501,230
		39,679,991
Insurance – 8.9%
AIA Group Ltd	3,560,400	43,857,237
ASR Nederland NV	521,040	21,070,295
Ping An Insurance Group Co of China Ltd	3,373,000	41,432,020

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
SCOR SE*	424,602	$13,717,904
Tokio Marine Holdings Inc	486,500	25,205,849
		145,283,305
Interactive Media & Services – 5.6%
Alphabet Inc - Class C*	9,562	16,751,477
NAVER Corp*	21,429	5,786,822
Tencent Holdings Ltd	649,300	47,444,080
Yandex NV*	100,185	6,970,872
Z Holdings Corp	2,312,200	14,025,861
		90,979,112
Internet & Direct Marketing Retail – 3.3%
Alibaba Group Holding Ltd (ADR)*	93,167	21,682,756
B2W Cia Digital*	469,454	6,841,229
MercadoLibre Inc*	3,567	5,975,510
Naspers Ltd	74,577	15,271,593
Ozon Holdings PLC (ADR)*	96,738	4,005,921
		53,777,009
Life Sciences Tools & Services – 0.8%
ICON PLC*	70,824	13,809,264
Machinery – 3.2%
Mitsubishi Heavy Industries Ltd	312,400	9,575,788
Outotec OYJ	1,655,372	16,574,826
SMC Corp/Japan	10,500	6,413,519
Volvo AB*	795,150	18,720,372
		51,284,505
Metals & Mining – 0.7%
Ivanhoe Mines Ltd*	2,241,594	12,082,451
Multi-Utilities – 1.9%
RWE AG	739,478	31,228,393
Oil, Gas & Consumable Fuels – 0.8%
LUKOIL PJSC (ADR)	195,607	13,337,449
Paper & Forest Products – 1.4%
UPM-Kymmene Oyj	627,242	23,333,377
Personal Products – 1.8%
Estee Lauder Cos Inc	59,097	15,731,030
Unilever PLC	229,517	13,895,721
		29,626,751
Pharmaceuticals – 5.9%
Bayer AG	178,041	10,463,504
Daiichi Sankyo Co Ltd	652,900	22,384,932
Merck KGaA	60,855	10,430,030
Novo Nordisk A/S	445,151	31,141,415
Sanofi	218,250	21,084,729
		95,504,610
Real Estate Management & Development – 0.6%
Mitsui Fudosan Co Ltd	471,000	9,929,122
Semiconductor & Semiconductor Equipment – 4.3%
SK Hynix Inc	210,470	23,027,021
Taiwan Semiconductor Manufacturing Co Ltd	2,492,000	46,805,117
		69,832,138
Software – 0.9%
Microsoft Corp	67,881	15,098,092
Specialty Retail – 1.1%
Nitori Holdings Co Ltd	81,700	17,130,623
Technology Hardware, Storage & Peripherals – 0.8%
FUJIFILM Holdings Corp	243,900	12,865,152
Textiles, Apparel & Luxury Goods – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	24,927	15,573,157
Thrifts & Mortgage Finance – 3.0%
Housing Development Finance Corp Ltd	1,388,973	48,978,849
Trading Companies & Distributors – 0.6%
Mitsubishi Corp	391,700	9,661,050
Wireless Telecommunication Services – 1.9%
SoftBank Group Corp	388,000	30,390,867
Total Common Stocks (cost $1,155,250,421)		1,551,736,197
Preferred Stocks– 3.3%
Technology Hardware, Storage & Peripherals – 3.3%
Samsung Electronics Co Ltd((cost $18,931,159)	802,518	54,481,536

Shares		Value
Investment Companies– 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $19,137,671)	19,135,893	$19,137,806
Total Investments (total cost $1,193,319,251) – 99.8%		1,625,355,539
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		3,717,853
Net Assets – 100%		$1,629,073,392

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$312,211,787	19.2%
China	181,658,616	11.2
Netherlands	113,349,385	7.0
United States	113,188,905	7.0
France	106,335,972	6.5
Italy	104,729,698	6.4
India	87,905,479	5.4
South Korea	83,295,379	5.1
Taiwan	77,695,705	4.8
Hong Kong	67,738,513	4.2
Spain	60,294,933	3.7
Denmark	52,870,335	3.3
Germany	52,121,927	3.2
Finland	39,908,203	2.5
United Kingdom	33,660,586	2.1
Brazil	27,190,169	1.7
Russia	24,314,242	1.5
Portugal	21,026,515	1.3
Sweden	18,720,372	1.1
South Africa	15,271,593	0.9
Ireland	13,809,264	0.8
Canada	12,082,451	0.7
Argentina	5,975,510	0.4

Total	$1,625,355,539	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$5,924	$725	$135	$19,137,806

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	21,113,844	131,075,848	(133,052,746)	19,137,806

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $71,545,729, which represents 4.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$14,060,245	$73,537,790	$-
Biotechnology	28,079,362	-	-
Diversified Consumer Services	30,697,811	-	-
Entertainment	15,264,267	54,302,268	-
Information Technology Services	31,206,233	8,473,758	-
Interactive Media & Services	23,722,349	67,256,763	-
Internet & Direct Marketing Retail	31,664,187	22,112,822	-
Life Sciences Tools & Services	13,809,264	-	-
Metals & Mining	12,082,451	-	-
Personal Products	29,626,751	-	-
Software	15,098,092	-	-
All Other	-	1,080,741,784	-
Preferred Stocks	-	54,481,536	-
Investment Companies	-	19,137,806	-
Total Assets	$245,311,012	$1,380,044,527	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70242 02-21